EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Balance (in shares)	13,381,540,000	14,046,652,000
Number of share buybacks	10,972,727,000	13,381,200,000
Values of share buybacks	R$ (488,758)	R$ (607,443)	R$ (495,995)
Share buyback		R$ 607,429
Number of shares cancelled	(24,349,911,000)	(14,046,652,000)
Number of shares, right of recess		340,000
Values, right of recess		R$ (14)
Number of share cancellations	R$ (1,096,007)	R$ (606,536)
Balance (in shares)	4,356,000	13,381,540,000	14,046,652,000
Value of shares held in company	R$ 194	R$ 607,443	R$ 606,536
Capital reserves
EQUITY
Balance (in shares)	13,381,540,000	14,046,652,000
Number of share buybacks	3,648,542,000	13,381,200,000
Values of share buybacks	R$ 86,337
Share buyback		R$ (607,429)
Number of shares cancelled	(17,025,726,000)	(14,046,652,000)
Number of shares, right of recess		340,000
Values, right of recess		R$ (14)
Number of share cancellations	R$ (693,586)	R$ (606,536)
Balance (in shares)	4,356,000	13,381,540,000	14,046,652,000
Value of shares held in company	R$ (194)	R$ (607,443)	R$ (606,536)
Income reserves
EQUITY
Number of share buybacks	7,324,185,000
Values of share buybacks	R$ 402,421
Number of shares cancelled	(7,324,185,000)
Number of share cancellations	R$ (402,421)